FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Initial recognition derivative liability		$ 4,101,583
Change in fair value derivative liability	$ 547,318	547,318
Fair value derivative liabilities	$ 3,554,265	$ 3,554,265